DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES (Tables)	6 Months Ended
Dec. 31, 2024
Deposits Prepayments And Other Receivables
SCHEDULE OF DEPOSITS PREPAYMENTS AND OTHER RECEIVABLES
	As of June 30,	As of December 31,
	2024	2024
	S$	S$
Prepayment (1)	3,134	4,072,683
Security deposit (2)	830,220	922,920
Staff loan	1,118	1,118
Other receivables	6,540	90,962
Deposits, prepayments and other receivables	841,012	5,087,683

(1)	This amount includes (i) prepayment paid to consultants for the business advisory services in relation to post IPO business development. (December 31, 2024: S$3,386,043; June 30, 2024: nil) (ii) Advance to a third party. (December 31, 2024: S$681,437; June 30, 2024: nil)

(2)	This amount includes a security deposit paid to a related party, LRS- Premium Pte. Ltd., for the security deposit paid for the rental of Central Kitchen and rental of equipment. (December 31, 2024: S$778,000; June 30, 2024: S$778,000)